Income Taxes - Additional information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2019	Mar. 31, 2013
Income Tax Rate Reconciliation
Income tax benefit (expense)				$ 2,000	$ 16,000	$ 15,000
Ordinary income tax rate		22.00%		23.00%	24.00%
Valuation allowances				$ 16,970,000	$ 15,685,000
Entrance tax				$ 453,000	624,000					$ 3,000,000
Entrance tax, annual decline in gain				20.00%
Entrance tax payable			$ 2,700,000	$ 600,000	$ 700,000	900,000	$ 1,100,000	$ 1,800,000
Income tax rate, deferred tax liabilities				23.00%	24.00%
Estimated income tax payable				$ 100,000	$ 200,000
Entrance tax paid, current					200,000
Entrance tax payable, non current				500,000	700,000
Entrance tax payable related to acquisition				100,000
Unrecognized tax benefits				0	0
Interest or penalties on tax return				$ 0	0
Period for income tax returns				10 years
Minimum percentage of ownership/control required to constitute a related party				25.00%
KNOT | KNOT Management
Income Tax Rate Reconciliation
Ownership percentage acquired				100.00%
KNOT | KNOT Management Denmark AS
Income Tax Rate Reconciliation
Ownership percentage acquired				100.00%
Scenario, Forecast
Income Tax Rate Reconciliation
Ordinary income tax rate	23.00%
Income tax rate, deferred tax liabilities	22.00%
Entrance tax payable, non current									$ 600,000
UK tax
Income Tax Rate Reconciliation
Income tax benefit (expense)				$ (18,000)	$ (12,000)	$ (14,000)
Ordinary income tax rate				20.00%	20.00%
Income tax expense				$ 18,331,000	$ 11,563,000